Entity Level Disclosures (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	$ 10,118	$ 531	$ 273
USA [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	6,307	418	138
United Kingdom [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	20	41	36
Germany [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	107		28
Israel [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	1,183	45	31
China [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	2,400	24	13
Other [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	$ 101	$ 3	$ 27